Trading securities and financial assets measured at fair value through income statement (FVIS)	12 Months Ended
Sep. 30, 2024
Trading securities and financial assets measured at fair value through income statement (FVIS)
Trading securities and financial assets measured at fair value through income statement (FVIS)

Other financial instrument disclosures

Note 16.	Trading securities and financial assets measured at fair value through income statement (FVIS)

Accounting policy

Trading securities

Trading securities comprise actively traded debt and equity instruments, and those instruments acquired for sale in the near term, including those backed by government and semi-government securities. The instruments are measured at fair value.

As part of its trading activities, Westpac also lends and borrows securities on a collateralised basis. Securities lent remain on Westpac’s balance sheet and securities borrowed are not reflected on Westpac’s balance sheet, as the risks and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised in the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a trading portfolio that is measured at fair value.

Other financial assets measured at FVIS

Other financial assets measured at FVIS include:

●
Non-trading securities managed on a fair value basis;
●
Non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
●
Non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Fair value gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Trading securities
Government and semi-government securities	24,532	10,808	23,225	9,772
Other debt securities	5,958	5,835	5,089	4,435
Equity securities	-	5	-	5
Other	285	448	282	448
Total trading securities	30,775	17,096	28,596	14,660
Reverse repurchase agreements	17,990	12,054	17,990	12,013
Other financial assets measured at FVIS
Other debt securities	461	1,351	428	1,310
Equity securities	2	6	-	4
Total other financial assets measured at FVIS	463	1,357	428	1,314
Total trading securities and financial assets measured at FVIS	49,228	30,507	47,014	27,987